POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2020
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS

23 Post balance sheet events

On 4 January 2021 the Group completed the acquisition of the Extremity Orthopaedics business of Integra LifeSciences Holdings Corporation (‘Integra Extremities‘). The acquisition significantly strengthens the Group’s extremities business by adding a combination of a focused sales channel, complementary shoulder replacement and upper and lower extremities portfolio, and a new product pipeline. This acquisition will be treated as a business combination under IFRS 3. The maximum consideration is $240m with no deferred or contingent consideration payable. The provisional value of acquired net tangible assets is $91m and is not expected to have material fair value adjustments. The remaining consideration will be allocated between identifiable intangible assets and goodwill. Intangible assets will primarily comprise product-related and customer and distribution related assets. Goodwill will represent the control premium, the acquired workforce and the synergies expected from integrating Integra Extremities into the Group’s existing business, and is expected to be largely deductible for tax purposes.

On 11 February 2021 Bioventus LLC (‘Bioventus’), an associate undertaking of the Group, commenced trading on the Nasdaq Global Select Market via its holding company, Bioventus Inc., under the symbol ‘BVS’. As a consequence of this public offering and the raising of approximately $96.7m before expenses through issuing new common stock, the equity holding of the Smith+Nephew Group has decreased from approximately 47.6% at 31 December 2020 to approximately  38% at 11 February 2021. The carrying value of the investment in Bioventus at 31 December 2020 was $105m and the fair value of the approximately 38% at the market value on 12 February 2021 was approximately $380m. Smith+Nephew continues to have the ability to appoint two Board members of Bioventus Inc. and is subject to customary post-IPO selling restrictions that restrict the sale of Bioventus Inc. stock by Smith+Nephew for 180 days after the listing.